Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of Installment Finance Receivables at Fair Value	The components of installment finance receivables at fair value as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

	March 31, 2022	December 31, 2021
Unpaid principal balance of finance receivables - accrual	$309,971	$307,059
Unpaid principal balance of finance receivables - non-accrual	22,546	25,185
Unpaid principal balance of finance receivables	$332,517	$332,244

Finance receivables at fair value - accrual	$367,724	$369,576
Finance receivables at fair value - non-accrual	3,448	3,677
Finance receivables at fair value, excluding accrued interest and fees receivable	371,172	373,253
Accrued interest and fees receivable	10,673	10,637
Finance receivables at fair value	$381,845	$383,890

Difference between unpaid principal balance and fair value	$38,655	$41,009
The components of installment finance receivables at fair value as of December 31, 2021 were as follows (in thousands):

Unpaid principal balance of finance receivables - accrual	$307,059
Unpaid principal balance of finance receivables - non-accrual	25,185
Unpaid principal balance of finance receivables	$332,244

Finance receivables at fair value - accrual	$369,576
Finance receivables at fair value - non-accrual	3,677
Finance receivables at fair value, excluding accrued interest and fees receivable	373,253
Accrued interest and fees receivable	10,637
Finance receivables at fair value	$383,890

Difference between unpaid principal balance and fair value	$41,009

Schedule of Changes in Fair Value of Installment Finance Receivables
Changes in the fair value of installment finance receivables at fair value for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Balance at the beginning of the period	$383,890	$289,166
Originations of principal	154,021	105,834
Repayments of principal and recoveries	(106,577)	(104,195)
Accrued interest and fees receivable	36	1,366
Charge-offs, net (1)	(47,171)	(19,833)
Net change in fair value (1)	(2,354)	(2,556)
Balance at the end of the period	$381,845	$269,782

(1) Included in "Change in fair value of finance receivables" in the consolidated statements of operations.

Changes in the fair value of installment finance receivables at fair value for the year ended December 31, 2021 were as follows (in thousands):

Balance at the beginning of the period	$289,166
Originations of principal	581,412
Repayments of principal and recoveries	(401,638)
Accrued interest and fees receivable	2,727
Charge-offs, net (1)	(103,385)
Adjustment to fair value	(1,817)
Net change in fair value (1)	17,425
Balance at the end of the period	$383,890

(1) Included in "Change in fair value of finance receivables" in the Consolidated Statements of Operations.

Schedule of Finance Receivables	The components of finance receivables carried at amortized cost as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

	March 31, 2022	December 31, 2021
Finance receivables	$5,942	$5,285
Accrued interest and fees	32	24
Unearned annual fee income	(232)	(286)
Allowance for credit losses	(931)	(803)
Finance receivables at amortized cost, net	$4,811	$4,220

The components of finance receivables carried at amortized cost were as follows (in thousands):

	December 31,
	2021	2020
Finance receivables	$5,285	$255,943
Accrued interest and fees	24	7,910
Unearned annual fee income	(286)	—
Unamortized loan origination costs	—	13,421
Allowance for credit losses	(803)	(55,031)
Finance receivables at amortized cost, net	$4,220	$222,243

Summary of Changes in Allowance for Credit Losses on Finance Receivables
Changes in the allowance for credit losses on finance receivables for the three months ended March 31, 2022 and 2021 were as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Beginning balance	$803	$55,031
Effects of adopting fair value option	—	(55,031)
Provisions for credit losses on finance receivables	457	7
Finance receivables charged off	(329)	—
Ending balance	$931	$7

Changes in the allowance for credit losses on finance receivables for the years ended December 31 were as follows (in thousands):

	2021	2020	2019
Beginning balance	$55,031	$53,146	$27,117
Effects of adopting fair value option	(55,031)	—	—
Provisions for credit losses on finance receivables	929	81,619	99,389
Finance receivables charged off	(126)	(90,174)	(78,882)
Recoveries of charge offs	—	10,440	5,522
Ending balance	$803	$55,031	$53,146

Summary of Changes in Reserve for Repurchase Liability
Changes in the reserve for repurchase liability for third-party lender losses were as follows for the years ended December 31 (in thousands):

	2021	2020	2019
Beginning balance	$4,241	$4,978	$4,983
Effects of adopting fair value option	(4,241)	—	—
Provision for repurchase liabilities	—	9,168	14,865
Finance receivables charged off	—	(10,755)	(15,581)
Recoveries of charge offs	—	850	711
Ending balance	$—	$4,241	$4,978

Summary of Credit Quality Finance Receivable Portfolio
The following is an assessment of the credit quality of finance receivables at amortized cost and presents the recency and contractual delinquency of the finance receivable portfolio as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022		December 31, 2021
	Recency delinquency	Contractual delinquency	Recency delinquency	Contractual delinquency
Current	$5,037	$5,045	$5,016	$4,993
Delinquency
30-59 days	422	369	152	171
60-89 days	366	392	102	104
90+ days	117	136	15	17
Total delinquency	905	897	269	292
Finance receivables	$5,942	$5,942	$5,285	$5,285

The following is an assessment of the credit quality of finance receivables at amortized cost and presents the recency and contractual delinquency of the finance receivable portfolio as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021		December 31, 2020
	Recency delinquency	Contractual delinquency	Recency delinquency	Contractual delinquency
Current	$5,016	$4,993	$240,623	$220,438
Delinquency
30-59 days	152	171	7,760	12,574
60-89 days	102	104	7,560	9,852
90+ days	15	17	—	13,079
Total delinquency	269	292	15,320	35,505
Finance receivables	$5,285	$5,285	$255,943	$255,943